Exhibit 99.1



INVESTORS' MONTHLY REPORT
GRANITE MASTER ISSUER PLC

Monthly Report re: Granite Mortgages 01-1 Plc, Granite Mortgages 02-1 Plc Granite Mortgages 02-2 Plc, Granite Mortgages 03-1 Plc, Granite Mortgages 03-2 Plc, Granite Mortgages 03-3 Plc Granite Mortgages 04-1 Plc, Granite Mortgages 04-2 Plc, Granite Mortgages 04-3 Plc, Granite Finance Trustee Limited, Granite Finance Funding Limited and Granite Finance Funding 2 Limited

Month ended       31-Jan-07

N.B. this data fact sheet and its notes can only be a summary of certain features of the bonds and their structure. No representation can be made that the information herein is accurate or complete and no liability is accepted therefore. Reference should be made to the issue documentation for a full description of the bonds and their structure. This data fact sheet and its notes are for information purposes only and are not intended as an offer or invitation with respect to the purchase or sale of any security. Reliance should not be placed on the information herein when making any decision whether to buy, hold or sell bonds (or other securities) or for any other purpose.


Commentary on asset performance in the period

The performance of the trust assets remained exceptionally strong in the month. The 3 month plus arrears by balance and number are 0.38% which are extremely low by reference to industry standards. Just under GBP4bn of assets were substituted into the Trust in January to coincide with the GBP6.1bn issuance of Series 07-1.




Next trust determination date                                                                   1 February 2007

Next trust distribution date                                                                    9 February 2007
(6 business days from determination date)

Mortgage Loans

Number of Mortgage Loans in Pool                                                                    441,078

Current Balance - Trust Mortgage Assets                                                        (GBP)48,551,607,013

Current Balance - Trust Cash and other Assets                                                   (GBP)431,650,396

Last Months Closing Trust Assets                                                               (GBP)49,052,771,399

Funding share                                                                                  (GBP)11,483,832,412

Funding 2 share                                                                                (GBP)31,002,000,640

Funding and Funding 2 share                                                                    (GBP)42,485,833,052

Funding and Funding 2 Share Percentage                                                              86.74%

Seller Share*                                                                                  (GBP)6,497,424,357

Seller Share Percentage                                                                             13.26%

Minimum Seller Share (Amount)*                                                                 (GBP)3,336,559,999

Minimum Seller Share (% of Total)                                                                    6.81%

Funding Bank Balance - Principal element of Balance                                            (GBP)1,669,300,451

Funding 2 Bank Balance - Principal element of Balance                                          (GBP)1,319,647,495

Excess Spread last quarter annualised (% of Total)                                                   0.43%
* Please see the Additional Notes to the Investor Reports


Arrears Analysis of Non Repossessed Mortgage Loans

                                    Number         Principal (GBP)        Arrears (GBP)        By number (%)        By Principal (%)
> = 1 < 2 Months                    5,309            580,962,177            4,354,738              1.20%                  1.20%

> = 2 < 3 Months                    1,689            189,507,016            2,499,065              0.38%                  0.39%

> = 3 < 4 Months                     615             68,206,513             1,383,642              0.14%                  0.14%

> = 4 < 5 Months                     400             42,070,293             1,134,377              0.09%                  0.09%

> = 5 < 6 Months                     240             24,201,964              806,778               0.05%                  0.05%

> = 6 < 7 Months                     177             18,982,078              737,238               0.04%                  0.04%

> = 7 < 8 Months                      90             10,052,909              455,334               0.02%                  0.02%

> = 8 < 9 Months                      54              6,391,426              326,582               0.01%                  0.01%

> = 9 < 10 Months                     39              4,183,162              239,398               0.01%                  0.01%

> = 10 < 11 Months                    31              3,675,143              238,184               0.01%                  0.01%

> = 11 < 12 Months                    17              1,727,918              127,574               0.00%                  0.00%

> = 12                                25              3,041,886              247,486               0.01%                  0.01%

Total                               8,686            953,002,485            12,550,396             1.97%                  1.96%

Arrears are calculated in accordance with standard market practice in the UK. A mortgage is identified as being in arrears when, on any due date, the overdue amounts which were due on previous due dates equal, in the aggregate, one or more full monthly payments. In making an arrears determination, the administrator calculates as of the date of determination the difference between the sum of all monthly payments that were due and payable by a borrower on any due date up to that date of determination (less the aggregate amount of all authorised underpayments made by such borrower up to such date of determination) and the sum of all payments actually made by that borrower up to that date of determination. If the result arrived at by dividing that difference (if any) by the amount of the required monthly payment equals or exceeds 1 the loan is deemed to be in arrears. Arrears classification is determined based on the number of full monthly payments that have been missed. A borrower that has missed payments that in the aggregate equal or exceeding 2 monthly payments (but for which the aggregate of missed payments is less than 3 monthly payments) would be classified as being between 2 - 3 months in arrears, and so on.


Properties in Possession

                                                                     Number          Principal (GBP)            Arrears (GBP)
Total (since inception)                                              2,118             186,056,657                9,731,297

Properties in Possession                                                                                             514

Number Brought Forward                                                                                               356

Repossessed (Current Month)                                                                                          158

Sold (since inception)                                                                                               1604

Sold (current month)                                                                                                  56

Sale Price / Last Loan Valuation                                                                                     1.05

Average Time from Possession to Sale (days)                                                                          128

Average Arrears at Sale                                                                                            GBP4,342

Total Principal Loss (Since inception)                                                                           GBP5,104,974

Total Principal Loss (current month)                                                                              GBP435,453

Number of accounts experiencing a loss since inception                                                               389

Ratio of aggregate net losses to average portfolio balance                                                         0.00011

Average loss on accounts experiencing a loss                                                                      GBP13,123

MIG Claims Submitted                                                                                                  16

MIG Claims Outstanding                                                                                                0

Average Time from Claim to Payment                                                                                    86

Note: The arrears analysis and repossession information is at close of business for the report month


Substitution

                                                                               Number                           Principal (GBP)
Substituted this period                                                        30,331                          (GBP)3,999,964,218

Substituted to date (since 26 March 2001)                                     940,501                         (GBP)110,505,707,174


CPR Analysis

                                                                                                                  % of CPR

Current Month % of CPR - Removals*                                                                                 60.20%

Previous Month % of CPR - Removals*                                                                                66.30%

Current Month % of CPR - Non-Removals**                                                                            39.80%

Previous Month % of CPR - Non-Removals**                                                                           33.70%

 * Removals are loans that Northern Rock has repurchased from the Trust
   (e.g. Further Advances and Product Switches)

** Non-Removals are scheduled repayments, overpayments and redemptions


                                                                             Monthly                               Annualised

Current Month CPR Rate - Total                                                4.36%                                  41.45%

Previous Month CPR Rate - Total                                               5.11%                                  46.71%

Key pool statistics

Weighted Average Seasoning (by value) Months                                                                         23.39

Weighted Average Remaining Term (by value) Years                                                                     21.90

Average Loan Size                                                                                                 (GBP)110,075

Weighted Average LTV (by value)                                                                                     77.51%

Weighted Average Indexed LTV (by value)                                                                             69.80%

Non Verified (by value)                                                                                             42.84%

Product Breakdown

Fixed Rate (by balance)                                                                                             57.19%

Together (by balance)                                                                                               28.78%

Capped (by balance)                                                                                                  0.12%

Variable (by balance)                                                                                                8.88%

Tracker (by balance)                                                                                                 5.04%

Total                                                                                                               100.0%


Geographic Analysis

                                               Number           % of Total                 Value (GBP)                  % of Total
East Anglia                                    9,833              2.23%                   1,105,905,451                   2.28%

East Midlands                                  32,142             7.29%                   3,238,401,231                   6.67%

Greater London                                 50,039             11.34%                  8,563,657,009                   17.64%

North                                          38,807             8.80%                   2,942,722,916                   6.06%

North West                                     56,199             12.74%                  5,183,821,059                   10.68%

Scotland                                       61,898             14.03%                  4,912,169,345                   10.12%

South East                                     68,897             15.62%                  9,932,544,690                   20.46%

South West                                     31,776             7.20%                   3,943,724,991                   8.12%

Wales                                          17,818             4.04%                   1,666,325,103                   3.43%

West Midlands                                  30,357             6.88%                   3,189,641,649                   6.57%

Yorkshire                                      43,312             9.82%                   3,872,693,568                   7.98%

Total                                         441,078              100%                   48,551,607,013                   100%


LTV Levels Breakdown

                                                                 Number                    Value (GBP)                  % of Total

0% < 25%                                                         18,510                    676,359,620                    1.39%

> = 25% < 50%                                                    52,635                   4,199,540,452                   8.65%

> = 50% < 55%                                                    15,519                   1,561,474,096                   3.22%

> = 55% < 60%                                                    17,101                   1,836,950,877                   3.78%

> = 60% < 65%                                                    19,077                   2,171,156,885                   4.47%

> = 65% < 70%                                                    22,728                   2,623,213,924                   5.40%

> = 70% < 75%                                                    26,465                   3,299,765,082                   6.80%

> = 75% < 80%                                                    29,500                   3,873,933,209                   7.98%

> = 80% < 85%                                                    46,331                   6,114,379,401                   12.59%

> = 85% < 90%                                                    55,571                   7,010,618,941                   14.44%

> = 90% < 95%                                                    95,557                   10,445,380,376                  21.51%

> = 95% < 100%                                                   40,080                   4,538,220,531                   9.35%

> = 100%                                                         2,004                     200,613,621                    0.41%

Total                                                           441,078                   48,551,607,013                  100.0%


Repayment Method

                                                                 Number                    Value (GBP)                  % of Total

Endowment                                                        20,575                   2,068,696,855                   4.26%

Interest Only                                                   102,153                   15,560,704,740                  32.05%

Pension Policy                                                    353                       33,722,767                    0.07%

Personal Equity Plan                                              644                       45,781,554                    0.09%

Repayment                                                       317,353                   30,842,701,097                  63.53%

Total                                                           441,078                   48,551,607,013                 100.00%


Employment Status

                                                                 Number                    Value (GBP)                  % of Total

Full Time                                                       377,564                   39,520,009,905                  81.40%

Part Time                                                        5,766                     450,496,735                    0.93%

Retired                                                          2,573                     153,472,138                    0.32%

Self Employed                                                    51,159                   8,160,596,298                   16.81%

Other                                                            4,016                     267,031,937                    0.55%

Total                                                           441,078                   48,551,607,013                 100.00%


NR Current Existing Borrowers' SVR                                                                                        7.09%

Effective Date of Change                                                                                             1 December 2006



Main parties to the structure

Northern Rock plc             Citibank NA                   The Bank of New York

Seller                        Agent bank                    Security trustee
Administrator                 Common depositary             Note trustee
Cash Manager                  Principal paying agent
Basis swap provider           Registrar
Start up loan provider        US Paying Agent
Account bank


Ratings

                 Short term       Long term              Short term      Long term                   Short term      Long term
S&P                  A1          A positive                  A1+            AA                          A-1+            AA-
Moodys               P-1             A1                      P-1            Aa1                          P-1            Aa2
Fitch                F1              A+                      F1+            AA+                          F1+            AA-



Trustee Principal Ledger Receipts and Distribution
                                      Principal Received         Funding                        Funding 2                Seller
Month                                 (GBP)2,074,688,706   (GBP)1,317,793,357                 (GBP)499,605,221      (GBP)257,290,128


Principal receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

Trustee Revenue Ledger Receipts and Distribution

Receipts
                                  Revenue Received     GIC Interest      sub-total         Administration fee    Available revenue
Month                             (GBP)218,378,399     (GBP)9,412,007    (GBP)227,790,406  (GBP)3,004,331        (GBP)224,786,075



Trustee Revenue Distribution

                                           Funding           Funding 2          Seller

Month                                   (GBP)61,116,434      (GBP)126,328,268    (GBP)37,341,373


Revenue receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

On a monthly basis Trustee receipts are shared on a pro-rata basis between Northern Rock, Granite Finance Funding Limited and Granite Finance Funding 2 Limited in relation to their respective shares of the trust. Granite Finance Funding will in turn distribute its revenue between the issuers (Granite Mortgages 01-1 plc to Granite Mortgages 04-3 plc). Granite Finance Funding 2 Limited distributes its share of revenue to Granite Master Issuer plc in accordance with the underlying series of notes issued by Granite Master Issuer plc.

Granite Master Issuer Waterfall 22 January 2007
Distribution of Issuer Available Revenue Receipts                                                             Total

Issuer available revenue receipts from Funding2                                                         136,977,210
Issuer available revenue receipts - Issuers Revenue Ledger                                                3,448,996
Issuer available reserve fund                                                                           392,934,987

                                                                                                        533,361,193

Issuer required revenue receipts                                                                        136,977,210

3rd party creditors                                                                                               0
Issuer cash manager                                                                                               0
Amounts due to the  A notes and A swap providers                                                        107,003,680
Amounts due to the  B notes and B note swap providers                                                     3,390,426
Amounts due to the  M notes and M note swap providers                                                     3,657,723
Amounts due to the  C notes and C note swap providers                                                     4,292,214
Interest due on start-up loan (from Northern Rock plc)                                                    1,956,797
Principal due on start-up loan                                                                           18,293,693
To fund issuer reserve fund                                                                             392,934,987
To fund funding reserve fund                                                                                      0
To fund Series 05-1, 05-2,05-3,05-4,06-1,06-4 Payment Date                                                1,831,673

Excess of available revenue receipts over required receipts                                              18,293,693



Additional Notes to the Investor Reports

An "asset trigger event" is the event that occurs when an amount is debited to the principal deficiency sub-ledger in relation to the class A notes of any Funding issuer or to the AAA principal deficiency sub-ledger of Funding 2. Following an asset trigger event controlled amortisation schedules will no longer apply and the notes will become pass-through notes paying principal pro rata on the most senior outstanding notes and then sequential.

No asset trigger event has occurred

A "non-asset trigger event" means any of the following events:
               o    an insolvency event occurs in relation to the seller;
               o the seller's role as administrator is terminated and a new administrator is not appointed within 60 days; or
               o on the distribution date immediately succeeding a seller share event distribution date, the current seller share is equal to or less than the minimum seller share (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date
A "seller share event" will occur if, on a distribution date, (i) the result of the calculation of the current seller share on that distribution date would be equal to or less than the minimum seller share for such distribution date (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date and (ii) a seller share event has not occurred on the immediately preceding distribution date).

No non-asset trigger event has occurred

A arrears trigger event will occur if the outstanding principal balance of 90+ day arrears in the trust exceed 2%. In the event of an arrears trigger the Granite Mortgages 04-2 issuer reserve fund will step up to 1.415%, the Granite 04-3 issuer reserve fund will step up to 1.38% and the Funding 2 reserve fund required amount increases by GBP21.5 million. This trigger event is curable.

No arrears trigger event has occurred.

A step up trigger event will occur if any issuer is not called on its step up and call date. In the event of an issuer non call trigger the Granite Mortgages 04-2 issuer reserve fund target will step up by 0.275%, the Granite Mortgages 04-3 issuer reserve fund target by 0.27%, the Funding reserve target will step up by 0.10% and the Funding 2 reserve fund required amount increases by GBP21.5 million. If the step up trigger occurs in conjunction with an arrears trigger the Funding 2 Reserve Fund will increase by GBP43 million. If the breach is rectified only the Funding 2 reserve fund required amount will reduce to its original target.

No step up trigger event has occurred.

An accelerated controlled amortisation trigger will occur if any of the issuers are not called on their step up and call dates. In the event of an accelerated controlled amortisation trigger all notes issued by Granite Mortgages 04-2 plc, Granite Mortgages 04-3 plc and all series issued by Granite Master Issuer plc become pass through securities.

No accelerated controlled amortisation trigger has occurred.

In addition, no assignment of new mortgage loans may occur after the earlier to occur of:
               o a step-up date in respect of the notes of any Funding issuer, if the option to redeem such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised; or
               o a step-up date in respect of any series and class of notes of the issuer, if the option to redeem any such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised and the aggregate principal amount outstanding of such notes (together with any other notes of the issuer in respect of which the step-up date has passed) as at such step-up date exceeds GBP1,000,000,000; or
               o the date falling 12 months after the occurrence of a step-up date in respect of any series and class of notes of the issuer, if the option to redeem such notes by such date pursuant to the terms and conditions of such notes is not exercised.

All notes issued by Granite Master Issuer which have passed their step up and call date will pay principal and interest monthly.

All of the conditions for assigning new loans continue to be complied with.

Deferral of repayment of subordinated notes

Amortisation of subordinated notes will be deferred if:
               o the principal balance of mortgages in arrears is greater than 4%
               o Funding 2 plus Granite Master Issuer is less than the programme reserve required amount
               o    debit balance on subordinate note PDL

None of the conditions leading to deferral of the subordinated notes has been met.

Legal proceedings
There are no material legal proceedings against Northern Rock plc, any of the Granite entities or the Trustee.

Notes            Granite Mortgages 01-1 plc

------------------------------------------------------------------------------------------------------------------------------------
              ISIN          Brought        Repaid      Outstanding         Rating       Reference  Margin  Pool factor  Expected
                            forward                                   Moodys/S&P/Fitch    Rate                          Maturity

Series 1
A1        US387413 AA59        $0            $0               $0        Aaa/AAA/AAA        N/A     0.12%        0          N/A

A2        US387413 AB33   $175,000,000   $40,000,000    $135,000,000    Aaa/AAA/AAA       5.57%    0.21%     0.18367     Jan-08

B         US387413 AC16    $32,000,000    $2,500,000     $29,500,000    Aa2/AA+/AA+       5.76%    0.40%     0.590000    Jan-08

C         US387413 AD98    $42,500,000    $3,500,000     $39,000,000     Baa1/A-/A-       6.76%    1.40%     0.57778     Jan-08

Series 2

A         XS0126890390  (GBP)350,000,000    (GBP)0   (GBP)350,000,000    Aaa/AAA/AAA      5.85%    0.24%     1.00000     Jan-08

B         XS0126890473   (GBP)10,000,000    (GBP)0    (GBP)10,000,000    Aa1/AA+/AA+      6.01%    0.40%     1.00000     Jan-08

C         XS0126890556   (GBP)15,000,000    (GBP)0    (GBP)15,000,000      A3/A-/A-       7.01%    1.40%     1.00000     Jan-08
------------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------------
                                                                        % of Notes
                                                                        Outstanding
Class B Notes ((GBP) Equivalent)                        (GBP)30,263,772        5.88%

Class C Notes ((GBP) Equivalent)                        (GBP)41,789,394        8.12%
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
Granite Mortgages 01-1 Reserve Fund Requirement       (GBP)20,000,000        0.17%

Balance Brought Forward                               (GBP)20,000,000        0.17%

Drawings this Period                                      (GBP)0             0.00%

Excess Spread this Period                              (GBP)1,096,656        0.01%

Funding Reserve Fund Top-up this Period*              -(GBP)1,096,656       -0.01%

Current Balance                                       (GBP)20,000,000        0.17%
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
Funding Reserve Balance brought forward               (GBP)134,538,960        1.17%

Excess spread this period                             (GBP)13,781,327         0.12%

Repayment of start up loan interest                   -(GBP)17,239,008       -0.15%

Funding reserve Balance carried forward               (GBP)131,081,279        1.14%

Funding Reserve %                                           1.0%             NA
--------------------------------------------------------------------------------------

Notes            Granite Mortgages 01-2 plc

------------------------------------------------------------------------------------------------------------------------------------
              ISIN          Brought        Repaid      Outstanding         Rating       Reference  Margin  Pool factor  Expected
                            forward                                   Moodys/S&P/Fitch    Rate                          Maturity

Series 1
A         US38741PAA66         $0            $0             $0           Aaa/AAA/AAA      5.59%     0.23%       0        Oct-06

B         US38741PAB40         $0            $0             $0           Aa1/AA+/AA+      5.76%     0.40%       0        Oct-06

C         US38741PAC23         $0            $0             $0            Baa1/A-/A-      6.74%    1.375%       0        Oct-06


Series 2

A         XS0134454510        (GBP)0       (GBP)0         (GBP)0          Aaa/AAA/AAA     5.86%     0.25%    0.00000     Oct-06

B         XS0134454866        (GBP)0       (GBP)0         (GBP)0          Aa1/AA+/AA+     6.03%     0.42%    0.00000     Oct-06

C         XS0134455590        (GBP)0       (GBP)0         (GBP)0          Baa1/A-/A-      7.01%     1.40%    0.00000     Oct-06

D         XS0134456218        (GBP)0       (GBP)0         (GBP)0        Baa3/BB+/BBB+    10.21%     4.60%    0.000000    Oct-06
------------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------------
                                                                        % of Notes
                                                                        Outstanding
Class B Notes ((GBP) Equivalent)                          (GBP)0           0.00%

Class C Notes ((GBP) Equivalent)                          (GBP)0           0.00%

Class D Notes                                             (GBP)0           0.00%
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
Granite Mortgages 01-2 Reserve Fund Requirement       (GBP)20,000,000      0.17%

Balance Brought Forward                               (GBP)20,000,000      0.17%

Drawings this Period                                       (GBP)0          0.00%

Excess Spread this Period                              (GBP)2,214,762      0.02%

Funding Reserve Fund Top-up this Period*              -(GBP)2,214,762     -0.02%

Pay Down of Reserve Fund                              -(GBP)20,000,000    -0.17%

Current Balance                                            (GBP)0          0.00%
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
Funding Reserve Balance brought forward               (GBP)134,538,960     1.17%

Excess spread this period                             (GBP)13,781,327      0.12%

Repayment of start up loan interest                  -(GBP)17,239,008     -0.15%

Funding reserve Balance carried forward               (GBP)131,081,279     1.14%

Funding Reserve %                                          1.0%              NA
--------------------------------------------------------------------------------------

Notes            Granite Mortgages 02-1 plc

------------------------------------------------------------------------------------------------------------------------------------
              ISIN          Brought          Repaid        Outstanding         Rating       Reference  Margin  Pool factor  Expected
                            forward                                       Moodys/S&P/Fitch    Rate                          Maturity

Series 1
A1        US38741NAA19         $0              $0               $0          Aaa/AAA/AAA        N/A     0.10%     0.000000      N/A

A2        US38741NAB91    $182,700,000     $73,800,000     $108,900,000     Aaa/AAA/AAA       5.52%    0.16%     0.08545     Apr 07

B         US38741NAD57     $58,000,000      $5,400,000      $52,600,000     Aa2/AA+/AA+       5.69%    0.33%     0.754660    Apr 07

C         US38741NAC64     $80,200,000      $7,400,000      $72,800,000     Baa1/A-/BBB+      6.66%    1.30%     0.754400    Apr 07

Series 2

A         XS0144804712   (GBP)460,000,000     (GBP)0     (GBP)460,000,000    Aaa/AAA/AAA       5.81%   0.20%     1.000000    Apr 07

B         XS0144805958   (GBP)16,200,000      (GBP)0      (GBP)16,200,000    Aa1/AA+/AA+       5.96%   0.35%     1.000000    Apr 07

C         XS0144806253   (GBP)22,500,000      (GBP)0      (GBP)22,500,000    Baa1/A-/BBB+      6.91%   1.30%     1.000000    Apr 07

D         XS0144806501        (GBP)0          (GBP)0           (GBP)0        Baa3/BB+/BBB     10.11%   4.50%     0.000000    Oct 06

Series 3

A         XS0144807657  (euro)600,000,000    (euro)0     (euro)600,000,000   Aaa/AAA/AAA       5.15%   Fixed     1.000000    Apr 07
                                                                                                         to
                                                                                                       04/07

B         XS0144807491   (euro)21,100,000    (euro)0     (euro)21,100,000     Aa1/AA+/AA+      4.10%     0.35%   0.929110    Apr 07

C         XS0144807814  (euro)29,300,000     (euro)0     (euro)29,300,000     Baa1/A-/BBB+     5.05%     1.30%   1.000000    Apr 07
------------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement
--------------------------------------------------------------------------------------
                                                                        % of Notes
                                                                        Outstanding
Class B Notes ((GBP) Equivalent)                      (GBP)66,531,351       6.23%

Class C Notes ((GBP) Equivalent)                      (GBP)92,220,343       8.63%

Class D Notes                                              (GBP)0           0.00%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Granite Mortgages 02-1 Reserve Fund Requirement       (GBP)34,372,240       0.30%

Balance Brought Forward                               (GBP)34,372,240       0.30%

Drawings this Period                                       (GBP)0           0.00%

Excess Spread this Perod                               (GBP)2,315,165       0.02%

Funding Reserve Fund Top-up this Period*              -(GBP)2,315,165      -0.02%

Current Balance                                       (GBP)34,372,240       0.30%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Funding Reserve Balance brought forward               (GBP)134,538,960      1.17%

Excess spread this period                             (GBP)13,781,327       0.12%

Repayment of start up loan interest                   -(GBP)17,239,008     -0.15%

Funding reserve Balance carried forward               (GBP)131,081,279      1.14%

Funding Reserve %                                          1.0%              NA
--------------------------------------------------------------------------------------

Notes            Granite Mortgages 02-2 plc

-----------------------------------------------------------------------------------------------------------------------------------
              ISIN           Brought            Repaid         Outstanding      Rating     Reference  Margin  Pool factor  Expected
                             forward                                          Moodys/S&P/  Rate                            Maturity
                                                                                Fitch
Series 1
A1        US38741RAA23         $0                 $0                $0        Aaa/AAA/AAA      N/A     0.11%    0.000000     N/A

A2        US38741RAB06     $370,000,000       $50,000,000      $320,000,000   Aaa/AAA/AAA     5.54%    0.18%    0.278260   Jan 08

B         US38741RAC88      $60,000,000        $5,000,000       $55,000,000   Aa2/AA+/AA+     5.73%    0.37%    0.916670   Jan 08

C         US38741RAD61      $88,000,000        $5,500,000       $82,500,000    Baa1/A-/A-     6.61%    1.25%    0.937500   Jan 08

Series 2

A         XS0153568638  (euro)355,000,000  (euro)50,000,000 (euro)305,000,000  Aaa/AAA/AAA    3.94%    0.19%    0.277270   Jan 08

B         XS0153568984  (euro)41,000,000   (euro)3,500,000  (euro)37,500,000   Aa2/AA+/AA+    4.12%    0.37%    0.914630   Jan 08

C         XS0153569289  (euro)53,000,000   (euro)4,000,000  (euro)49,000,000   Baa1/A-/A-     5.00%    1.25%    0.924530   Jan 08

Series 3

A         XS0153569792    (GBP)665,000,000      (GBP)0      (GBP)665,000,000   Aaa/AAA/AAA    5.80%    0.19%    1.000000   Jan 08

B         XS0153569875     (GBP)25,000,000      (GBP)0      (GBP)25,000,000    Aa1/AA+/AA+    5.98%    0.37%    1.000000   Jan 08

C         XS0153569958     (GBP)33,000,000      (GBP)0      (GBP)33,000,000      A3/A-/A-     6.86%    1.25%    1.000000   Jan 08
-----------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------------
                                                                        % of Notes
                                                                        Outstanding
Class B Notes ((GBP) Equivalent)                      (GBP)84,599,636      6.66%

Class C Notes ((GBP) Equivalent)                      (GBP)117,781,620     9.28%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Granite Mortgages 02-2 Reserve Fund Requirement       (GBP)39,000,000      0.34%

Balance Brought Forward                               (GBP)39,000,000      0.34%

Drawings this Period                                      (GBP)0           0.00%

Excess Spread this Period                             (GBP)2,761,413       0.02%

Funding Reserve Fund Top-up this Period*              -(GBP)2,761,413     -0.02%

Current Balance                                       (GBP)39,000,000      0.34%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Funding Reserve Balance brought forward               (GBP)134,538,960     1.17%

Excess spread this period                             (GBP)13,781,327      0.12%

Repayment of start up loan interest                   -(GBP)17,239,008    -0.15%

Funding reserve Balance carried forward               (GBP)131,081,279     1.14%

Funding Reserve %                                          1.0%             NA
--------------------------------------------------------------------------------------

Notes            Granite Mortgages 03-1 plc

------------------------------------------------------------------------------------------------------------------------------------
              ISIN           Brought         Repaid        Outstanding         Rating       Reference  Margin  Pool factor  Expected
                             forward                                         Moodys/S&P/      Rate                          Maturity
                                                                               Fitch
Series 1
A1        US38741TAA88          $0                              $0          P-1/A-1+/F1+       N/A     -0.01%   0.000000       N/A

A2        US38741TAB61     $321,681,335    $68,603,562      $253,077,773     Aaa/AAA/AAA       5.55%    0.19%   0.20659      Apr 08

A3**      US38741TAC45      $78,779,103    $16,800,873       $61,978,230     Aaa/AAA/AAA       N/A      0.40%   0.20659      Apr 08

B         US38741TAD28      $42,000,000         $0           $42,000,000     Aa2/AA+/AA+       5.79%    0.43%   1.000000     Apr 08

C         US38741TAE01      $56,000,000         $0           $56,000,000     Baa2/A-/A-        6.81%    1.45%   1.000000     Apr 08

Series 2

A         XS0160702113  (euro)900,000,000     (euro)0    (euro)900,000,000   Aaa/AAA/AAA       3.99%    0.24%   1.000000     Apr 08

B         XS0160702204  (euro)62,000,000      (euro)0     (euro)62,000,000   Aa2/AA+/AA+       4.18%    0.43%   1.000000     Apr 08

C         XS0160702386  (euro)94,500,000      (euro)0     (euro)94,500,000    Baa2/A-/A-       5.20%    1.45%   1.000000     Apr 08

Series 3

A         XS0160703434    (GBP)665,000,000    (GBP)0       (GBP)665,000,000  Aaa/AAA/AAA       5.85%    0.24%   1.000000     Apr 08

B         XS0160703608     (GBP)31,000,000    (GBP)0        (GBP)31,000,000  Aa2/AA+/AA+       6.04%    0.43%   1.000000     Apr 08

C         XS0160703780     (GBP)41,000,000    (GBP)0        (GBP)41,000,000   Baa2/A-/A-       7.06%    1.45%   1.000000     Apr 08
------------------------------------------------------------------------------------------------------------------------------------

** Reference rate is determined based on the avergae daily US Federal Funds rate and is calculated in arrears.
Credit Enhancement

--------------------------------------------------------------------------------------
                                                                        % of Notes
                                                                        Outstanding
Class B Notes ((GBP) Equivalent)                      (GBP)97,837,647      5.79%

Class C Notes ((GBP) Equivalent)                      (GBP)137,914,263     8.17%

--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Granite Mortgages 03-1 Reserve Fund Requirement       (GBP)45,000,000      0.39%

Balance Brought Forward                               (GBP)45,000,000      0.39%

Drawings this Period                                      (GBP)0           0.00%

Excess Spread this Period                             (GBP)3,187,433       0.03%

Funding Reserve Fund Top-up this Period*              -(GBP)3,187,433     -0.03%

Current Balance                                       (GBP)45,000,000      0.39%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Funding Reserve Balance brought forward               (GBP)134,538,960     1.17%

Excess spread this period                             (GBP)13,781,327      0.12%

Repayment of start up loan interest                   -(GBP)17,239,008    -0.15%

Funding reserve Balance carried forward               (GBP)131,081,279     1.14%

Funding Reserve %                                          1.0%             NA
--------------------------------------------------------------------------------------

Notes            Granite Mortgages 03-2 plc

------------------------------------------------------------------------------------------------------------------------------------
              ISIN           Brought           Repaid      Outstanding         Rating       Reference  Margin      Pool     Expected
                             forward                                          Moodys/S&P/     Rate                factor    Maturity
                                                                                Fitch

Series 1
A1        US38741QAA40         $0                $0               $0         Aaa/AAA/AAA        N/A     0.08%     0.000000     N/A

A2        US38741QAB23    $229,886,385      $100,254,439    $129,631,946     Aaa/AAA/AAA       5.52%    0.16%     0.128859   Jul 07

A3        US38741QAC06    $500,000,000           $0         $500,000,000     Aaa/AAA/AAA       5.61%    0.25%     1.000000   Jul 10

B         US38741QAD88     $76,500,000           $0          $76,500,000     Aa1/AA+/AA+       5.85%    0.49%     1.000000   Jul 10

C         US38741QAE61     $10,500,000           $0          $10,500,000      Baa1/A-/A-       6.91%    1.55%     1.000000   Jul 10

Series 2

A         XS0168665718  (euro)300,000,000      (euro)0   (euro)300,000,000    Aaa/AAA/AAA      4.00%    0.25%     0.600000   Jul 10


B         XS0168666013  (euro)72,900,000       (euro)0   (euro)72,900,000     Aa1/AA+/AA+      4.24%    0.49%     0.145800   Jul 10

M         XS0168771748  (euro)52,300,000       (euro)0   (euro)52,300,000      Aa3/A+/AA       4.50%    0.75%     0.104600   Jul 10

C1        XS0168666104  (euro)16,000,000       (euro)0   (euro)16,000,000      Baa1/A-/A-      5.20%    Fixed     0.032000   Jul 10
                                                                                                        until
                                                                                                        07/10

C2        XS0168666443  (euro)65,500,000       (euro)0   (euro)65,500,000      Baa1/A-/A-      5.30%    1.55%     0.131000   Jul 10

Series 3

A         XS0168666526  (GBP)352,280,000        (GBP)0   (GBP)352,280,000     Aaa/AAA/AAA      4.625%   Fixed    11.363871   Jul 10
                                                                                                        until
                                                                                                        07/10

C         XS0168666872   (GBP)15,000,000        (GBP)0    (GBP)15,000,000     Baa1/A-/A-       7.16%    1.55%     0.365854   Jul 10
------------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------------
                                                                        % of Notes
                                                                        Outstanding
Class B and M Notes ((GBP) Equivalent)                (GBP)137,050,418    11.66%

Class C Notes ((GBP) Equivalent)                      (GBP)79,770,315      6.79%    All of the notes issued by Granite Mortgages
                                                                                        03-2 plc may be redeemed on the payment date
                                                                                        falling in July 2008 and any payment date
--------------------------------------------------------------------------------------  thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

--------------------------------------------------------------------------------------
Granite Mortgages 03-2 Reserve Fund Requirement       (GBP)35,000,000      0.30%

Balance Brought Forward                               (GBP)35,000,000      0.30%

Drawings this Period                                       (GBP)0          0.00%

Excess Spread this Period                              (GBP)2,234,516      0.02%

Funding Reserve Fund Top-up this Period*              -(GBP)2,234,516     -0.02%

Current Balance                                       (GBP)35,000,000      0.30%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Funding Reserve Balance brought forward               (GBP)134,538,960     1.17%

Excess spread this period                             (GBP)13,781,327      0.12%

Repayment of start up loan interest                   -(GBP)17,239,008    -0.15%

Funding reserve Balance carried forward               (GBP)131,081,279     1.14%

Funding Reserve %                                          1.0%             NA
--------------------------------------------------------------------------------------
*Top-ups only occur at the end of each quarter.

Notes            Granite Mortgages 03-3 plc

------------------------------------------------------------------------------------------------------------------------------------
              ISIN            Brought           Repaid         Outstanding        Rating      Reference  Margin    Pool     Expected
                              forward                                           Moodys/S&P/     Rate              factor    Maturity
                                                                                   Fitch
Series 1
A1        US38741UAA51           $0               $0                $0          Aaa/AAA/AAA      N/A     0.08%    0.000000     N/A

A2        US38741UAB35           $0               $0                $0          Aaa/AAA/AAA     5.48%    0.12%       0       Apr 06

A3        US38741UAC18      $384,708,698      $40,212,745      $344,495,953     Aaa/AAA/AAA     5.56%    0.20%    0.688992   Jan 09

B         US38741UAD90       $72,000,000          $0            $72,000,000     Aa1/AA+/AA+     5.81%    0.45%    1.000000   Jan 09

M         US38741UAE73       $27,000,000          $0            $27,000,000      Aa3/A+/AA      6.06%    0.70%    1.000000   Jan 09

C         US38741UAF49       $50,000,000          $0            $50,000,000     Baa1/A-/BBB+    6.81%    1.45%    1.000000   Jan 09

Series 2

A         XS0176409927  (euro)492,427,136  (euro)51,472,314  (GBP)440,954,822    Aaa/AAA/AAA    5.80%    0.19%    0.688992   Jan 09

B         XS0176410180  (euro)23,000,000        (euro)0      (GBP)23,000,000    Aa1/AA+/AA+     6.06%    0.45%    1.000000   Jan 09

M         XS0176410347   (euro)7,500,000        (euro)0       (GBP)7,500,000     Aa3/A+/AA      6.31%    0.70%    1.000000   Jan 09

C         XS0176410420  (euro)55,000,000        (euro)0      (GBP)55,000,000    Baa1/A-/BBB+    7.06%    1.45%    1.000000   Jan 09

Series 3

A         XS0176410693   (GBP)340,000,000        (GBP)0      (GBP)340,000,000   Aaa/AAA/AAA     3.94%    0.19%    1.000000   Jan 09

B         XS0176410776    (GBP)28,500,000        (GBP)0       (GBP)28,500,000   Aa1/AA+/AA+     4.20%    0.45%    1.000000   Jan 09

M         XS0176410859    (GBP)11,500,000        (GBP)0       (GBP)11,500,000    Aa3/A+/AA      4.45%    0.70%    1.000000   Jan 09

C         XS0176411071    (GBP)7,500,000         (GBP)0       (GBP)7,500,000    Baa1/A-/BBB+    5.20%    1.45%    1.000000   Jan 09
------------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------------

                                                                        % of Notes
                                                                        Outstanding
Class B and M Notes ((GBP) Equivalent)                (GBP)122,676,688     31.66%

Class C Notes ((GBP) Equivalent)                      (GBP)76,908,644      19.85%       All of the notes issued by Granite Mortgages
                                                                                        03-3 plc may be redeemed on the paymentdate
--------------------------------------------------------------------------------------  falling in July 2008 and any payment date thereafter if the New Basel Capital Accord
--------------------------------------------------------------------------------------  has been implemented in the United Kingdom.
Granite Mortgages 03-3 Reserve Fund Requirement       (GBP)33,400,000      0.29%

Balance Brought Forward                               (GBP)33,400,000      0.29%

Drawings this Period                                      (GBP)0           0.00%

Excess Spread this Period                             (GBP)2,186,142       0.02%

Funding Reserve Fund Top-up this Period*             -(GBP)2,186,142      -0.02%

Current Balance                                       (GBP)33,400,000      0.29%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Funding Reserve Balance brought forward               (GBP)134,538,960     1.17%

Excess spread this period                             (GBP)13,781,327      0.12%

Repayment of start up loan interest                   -(GBP)17,239,008    -0.15%

Funding reserve Balance carried forward               (GBP)131,081,279     1.14%

Funding Reserve %                                           1.0%            NA
--------------------------------------------------------------------------------------

Notes            Granite Mortgages 04-1 plc

------------------------------------------------------------------------------------------------------------------------------------
              ISIN          Brought        Repaid      Outstanding         Rating       Reference  Margin  Pool factor  Expected
                            forward                                   Moodys/S&P/Fitch    Rate                          Maturity

Series 1
A1        US38741VAA35         $0            $0             $0         P-1/A-1+/F1+       N/A     -0.04%    0.000000       N/A

A2        US38741VAB18         $0            $0             $0         Aaa/AAA/AAA       5.44%     0.07%    0.000000     Mar 06

B         US38741VAC90         $0            $0             $0         Aa2/AA+/AA+       5.58%     0.21%    0.000000     Jun 06

M         US38741VAE56         $0            $0             $0          Aa3/A+/AA        5.78%     0.41%    0.000000     Jun 06

C         US38741VAD73         $0            $0             $0         A2/A-/BBB+        6.27%     0.90%    0.000000     Jun 06

Series 2

A1        US38741VAF22    $1,030,000,000     $0      $1,030,000,000    Aaa/AAA/AAA       5.53%     0.16%    0.869198     Mar 09

A2        XS0184562816  (euro)817,000,000  (euro)0  (euro)817,000,000  Aaa/AAA/AAA       3.86%     0.16%    0.907778     Mar 09

B         XS0184563111  (euro)91,000,000   (euro)0  (euro)91,000,000   Aa2/AA+/AA+       4.04%     0.34%    1.000000     Mar 09

M         XS0184563541  (euro)45,000,000   (euro)0  (euro)45,000,000     A1/A+/AA        4.27%     0.57%    1.000000     Mar 09

C         XS0184563897  (euro)60,000,000   (euro)0  (euro)60,000,000   Baa1/A-/BBB+      4.77%     1.07%    1.000000     Mar 09

Series 3

A         XS0184565249  (GBP)540,000,000   (GBP)0   (GBP)540,000,000   Aaa/AAA/AAA       5.47%     0.16%    0.900000     Mar 09

B         XS0184566130  (GBP)23,000,000    (GBP)0   (GBP)23,000,000    Aa2/AA+/AA+       5.65%     0.34%    1.000000     Mar 09

M         XS0184566569  (GBP)10,000,000    (GBP)0   (GBP)10,000,000      A1/A+/AA        5.88%     0.57%    1.000000     Mar 09

C         XS0184567534  (GBP)20,000,000    (GBP)0   (GBP)20,000,000    Baa1/A-/BBB+      6.38%     1.07%    1.000000     Mar 09
------------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------------
                                                                        % of Notes
                                                                        Outstanding
Class B and M Notes ((GBP) Equivalent)                  (GBP)126,793,104   6.84%

Class C Notes ((GBP) Equivalent)                        (GBP)61,379,310    3.31%         All of the notes issued by Granite
                                                                                         Mortgages 04-1 plc may be redeemed on the
                                                                                         payment date falling in June 2008 and any
                                                                                         payment date thereafter if the New Basel
                                                                                         Capital Accord has been implemented in the
--------------------------------------------------------------------------------------   United Kingdom.

--------------------------------------------------------------------------------------
Granite Mortgages 04-1 Reserve Fund Requirement         (GBP)60,000,000    0.52%

Balance Brought Forward                                 (GBP)60,000,000    0.52%

Drawings this Period                                         (GBP)0        0.00%

Excess Spread this Period                               (GBP)4,197,663     0.04%

Funding Reserve Fund Top-up this Period*               -(GBP)4,197,663    -0.04%

Current Balance                                        (GBP)60,000,000     0.52%
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                (GBP)134,538,960    1.17%

Excess spread this period                              (GBP)13,781,327     0.12%

Repayment of start up loan interest                    -(GBP)17,239,008   -0.15%

Funding reserve Balance carried forward                (GBP)131,081,279    1.14%

Funding Reserve %                                             1.0%          NA
--------------------------------------------------------------------------------------

Notes            Granite Mortgages 04-2 plc

------------------------------------------------------------------------------------------------------------------------------------
              ISIN          Brought        Repaid      Outstanding           Rating       Reference  Margin  Pool factor  Expected
                            forward                                     Moodys/S&P/Fitch    Rate                          Maturity

Series 1
A1        US38741WAA18         $0             $0             $0           Aaa/AAA/AAA        N/A      0.04%   0.000000      N/A

A2        US38741WAB90         $0             $0             $0           Aaa/AAA/AAA       5.44%     0.07%   0.000000     Sep 06

B         US38741WAC73         $0             $0             $0            Aa2/AA+/AA       5.54%     0.17%   0.000000     Sep 06

M         US38741WAD56         $0             $0             $0             A1/A+/A         5.65%     0.28%   0.000000     Sep 06

C         US38741WAE30         $0             $0             $0            A3/A-/BBB+       6.07%     0.70%   0.000000     Sep 06

Series 2

A1        XS0193212825 (euro)1,210,382,879  (euro)0  (euro)1,210,382,879  Aaa/AAA/AAA       3.84%     0.14%   0.903271     Dec 10

A2        XS0193213807  (GBP)219,895,059    (GBP)0     (GBP)219,895,059   Aaa/AAA/AAA       5.45%     0.14%   0.901209     Dec 10

B         XS0193215414  (euro)83,039,698    (euro)0    (euro)83,039,698    Aa3/AA+/AA       3.97%     0.27%   0.902605     Dec 10

M         XS0193216578  (euro)48,278,895    (euro)0    (euro)48,278,895     A2/A+/A         4.10%     0.40%   0.902409     Dec 10

C         XS0193217030  (euro)80,142,963    (euro)0    (euro)80,142,963   Baa2/A-/BBB+      4.50%     0.80%   0.900483     Dec 10

Series 3

A         XS0193218350  (GBP)752,100,000    (GBP)0     (GBP)752,100,000   Aaa/AAA/AAA       5.47%     0.16%   1.000000     Jun 11

B         XS0193218863  (GBP)38,900,000     (GBP)0      (GBP)38,900,000    Aa2/AA+/AA       5.63%     0.32%   1.000000     Jun 11

M         XS0193219754  (GBP)26,500,000     (GBP)0      (GBP)26,500,000     A1/A+/A         5.78%     0.47%   1.000000     Jun 11

C         XS0193220927  (GBP)48,500,000     (GBP)0      (GBP)48,500,000   Baa1/A-/BBB+      6.16%     0.85%   1.000000     Jun 11
------------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------------
                                                                        % of Notes
                                                                        Outstanding
Class B and M Notes ((GBP) Equivalent)                 (GBP)154,732,374     7.54%

Class C Notes ((GBP) Equivalent)                       (GBP)103,019,023     5.02%         All of the notes issued by Granite
                                                                                          Mortgages 04-2 plc may be redeemed on the
                                                                                          payment date falling in June 2008 and any
                                                                                          payment date thereafter if the New Basel
                                                                                          Capital Accord has been implemented in the
                                                                                          United Kingdom.
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Granite Mortgages 04-2 Reserve Fund Requirement        (GBP)44,900,000      0.39%

Balance Brought Forward                                (GBP)44,900,000      0.39%

Drawings this Period                                        (GBP)0          0.00%

Excess Spread this Period                               (GBP)4,445,633      0.04%

Funding Reserve Fund Top-up this Period*               -(GBP)4,445,633     -0.04%

Current Balance                                        (GBP)44,900,000      0.39%
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                (GBP)134,538,960     1.17%

Excess spread this period                              (GBP)13,781,327      0.12%

Repayment of start up loan interest                    -(GBP)17,239,008    -0.15%

Funding reserve Balance carried forward                (GBP)131,081,279     1.14%

Funding Reserve %                                           1.0%             NA
--------------------------------------------------------------------------------------

Notes            Granite Mortgages 04-3 plc

------------------------------------------------------------------------------------------------------------------------------------
              ISIN          Brought        Repaid      Outstanding         Rating       Reference  Margin  Pool factor  Expected
                            forward                                   Moodys/S&P/Fitch    Rate                          Maturity

Series 1
A1        US38741SAA06         $0             $0             $0         Aaa/AAA/AAA       N/A     0.06%      0.000000      N/A

A2        XS0201482766       (euro) 0       (euro) 0      (euro) 0      Aaa/AAA/AAA      3.77%    0.07%      0.000000    Dec 05

A3        US38741SAB88    $140,799,562        $0        $140,799,562    Aaa/AAA/AAA      5.47%    0.10%      0.112811    Mar 07

B         US38741SAC61     $6,678,419         $0         $6,678,419      Aa3/AA+/AA      5.53%    0.16%      0.112811    Mar 07

M         US38741SAD45     $3,542,269         $0         $3,542,269       A2/A+/A        5.64%    0.27%      0.112811    Mar 07

C         US38741SAE28     $7,073,257         $0         $7,073,257     Baa2/A-/BBB+     5.96%    0.59%      0.112811    Mar 07

Series 2

A1        US38741SAF92    $713,700,000        $0        $713,700,000     Aaa/AAA/AAA     5.51%    0.14%      1.000000    Mar 10

A2        XS0201483228  (euro)800,150,000  (euro)0  (euro)800,150,000    Aaa/AAA/AAA     3.84%    0.14%      1.000000    Mar 10

B         XS0201483657  (euro)74,400,000   (euro)0   (euro)74,400,000    Aa1/AA+/AA      3.98%    0.28%      0.092983    Mar 10

M         XS0201484036  (euro)57,900,000   (euro)0   (euro)57,900,000     Aa3/A+/A       4.07%    0.37%      1.000000    Mar 10

C         XS0201485355  (euro)139,050,000  (euro)0  (euro)139,050,000   Baa2/A-/BBB+     4.50%    0.80%      1.000000    Mar 10

Series 3

A1        XS0201486320  (GBP)411,250,000   (GBP)0    (GBP)411,250,000   Aaa/AAA/AAA      5.49%    0.18%      2.957569    Sept 11

A2        XS0201565628  (GBP)600,000,000   (GBP)0    (GBP)600,000,000   Aaa/AAA/AAA      5.515%   Fixed      4.314995    Sept 11
                                                                                                  until
                                                                                                 09/2011

B         XS0201486833  (GBP)54,350,000    (GBP)0     (GBP)54,350,000   Aa1/AA+/AA       5.66%    0.35%      0.390867    Sept 11

M         XS0201487211  (GBP)42,250,000    (GBP)0     (GBP)42,250,000    Aa3/A+/A        5.76%    0.45%      0.303848    Sept 11

C         XS0201487567  (GBP)99,450,000    (GBP)0     (GBP)99,450,000  Baa1/A-/BBB+      6.19%    0.88%      0.715210    Sept 11
------------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------------
                                                                        % of Notes
                                                                        Outstanding
Class B and M Notes ((GBP) Equivalent)                (GBP)192,597,974     7.95%

Class C Notes ((GBP) Equivalent)                      (GBP)198,303,015     8.18%            All of the notes issued by Granite
                                                                                            Mortgages 04-3 plc may be redeemed on
                                                                                            the payment date falling in June 2008
                                                                                            and any payment date thereafter if the
                                                                                            New Basel Capital Accord has been
--------------------------------------------------------------------------------------      implemented in the United Kingdom.

--------------------------------------------------------------------------------------
Granite Mortgages 04-3 Reserve Fund Requirement       (GBP)48,000,000      0.42%

Balance Brought Forward                               (GBP)48,000,000      0.42%

Drawings this Period                                      (GBP)0           0.00%

Excess Spread this Period                             (GBP)5,035,496       0.04%

Funding Reserve Fund Top-up this Period*                (5,035,496)       -0.04%

Current Balance                                       (GBP)48,000,000      0.42%
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
Funding Reserve Balance brought forward               (GBP)134,538,960     1.17%

Excess spread this period                             (GBP)13,781,327      0.12%

Repayment of start up loan interest                  -(GBP)17,239,008     -0.15%

Funding reserve Balance carried forward              (GBP)131,081,279      1.14%

Funding Reserve %                                           1.0%            NA
--------------------------------------------------------------------------------------

Notes            Granite Master Issuer plc - Series 2005-1

------------------------------------------------------------------------------------------------------------------------------------
              ISIN          Brought          Repaid      Outstanding            Rating     Reference  Margin  Pool factor  Expected
                            forward                                      Moodys/S&P/Fitch    Rate                          Maturity
A1        US38741YAA73           $0            $0            $0             Aaa/AAA/AAA     5.360%    0.04%    0.000000    Sept 06

A2        XS0210928866        (euro) 0       (euro)0       (euro)0          Aaa/AAA/AAA     3.74%     0.04%    0.000000    Sept 06

A3        US38741YAB56     $1,100,000,000      $0       $1,100,000,000      Aaa/AAA/AAA     5.45%     0.08%    1.000000    Dec 07

A4        US38741YAC30     $1,100,000,000      $0       $1,100,000,000      Aaa/AAA/AAA     5.47%     0.10%    1.000000    Mar 10

A5        XS0210929161  (euro)1,500,000,000  (euro)0  (euro)1,500,000,000   Aaa/AAA/AAA     3.79%     0.09%    1.000000    Mar 10

A6        XS0210925847    (GBP)750,000,000   (GBP)0     (GBP)750,000,000    Aaa/AAA/AAA     5.43%     0.12%    1.000000    Mar 10

B1        US38741YAD13           $0            $0            $0             Aa3/AA/AA       5.50%     0.13%    0.000000    Dec 06

B2        XS0210929591   (euro) 80,000,000   (euro)0   (euro) 80,000,000    Aa3/AA/AA       3.89%     0.19%    1.000000    Mar 10

B3        XS0210925920    (GBP)55,000,000    (GBP)0     (GBP)55,000,000     Aa3/AA/AA       5.50%     0.19%    1.000000    Mar 10

M1        US38741YAE95           $0            $0            $0               A2/A/A        5.60%     0.23%    0.000000    Dec 06

M2        XS0210929757   (euro) 79,000,000   (euro)0   (euro) 79,000,000      A2/A/A        3.98%     0.28%    1.000000    Mar 10

M3        XS0210926225    (GBP)55,000,000    (GBP)0     (GBP)55,000,000       A2/A/A        5.59%     0.28%    1.000000    Mar 10

C2        XS0210929914  (euro) 139,000,000   (euro)0   (euro) 139,000,000  Baa2/BBB/BBB     4.259%    0.56%    1.000000    Mar 10

C3        XS0210926571    (GBP)60,000,000    (GBP)0     (GBP)60,000,000    Baa2/BBB/BBB     5.87%     0.56%    1.000000    Mar 10
------------------------------------------------------------------------------------------------------------------------------------

All of the notes issued as part of series 2005-1 may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.


Notes            Granite Master Issuer plc - Series 2005-2

------------------------------------------------------------------------------------------------------------------------------------
            ISIN            Brought         Repaid       Outstanding           Rating       Reference  Margin  Pool factor  Expected
                            forward                                      Moodys/S&P/Fitch    Rate                           Maturity
A1      US38741YAF60     $102,474,879         $0         $102,474,879       Aaa/AAA/AAA      5.36%     0.04%    0.105102     Feb 07

A2      XS0220176084   (GBP)21,020,488      (GBP)0     (GBP)21,020,488      Aaa/AAA/AAA      5.28%     0.05%    0.105102     Feb 07

A3      XS0220174469   (euro)69,367,610     (euro)0    (euro)69,367,610     Aaa/AAA/AAA      3.65%     0.05%    0.105102     Feb 07

A4      US38741YAG44     $800,000,000         $0        $800,000,000        Aaa/AAA/AAA      5.46%     0.08%    1.000000     Feb 08

A5      XS0220174543   (euro)800,000,000    (euro)0    (euro)800,000,000    Aaa/AAA/AAA      3.74%     0.14%    1.000000     May 10

A6      US38741YAH27    $1,250,000,000        $0        $1,250,000,000      Aaa/AAA/AAA      5.51%     0.13%    1.000000     May 10

A7      XS0220172257   (GBP)530,200,000     (GBP)0     (GBP)530,200,000     Aaa/AAA/AAA      5.39%     0.16%    1.000000     May 10

A8      XS0220486277   (GBP)250,000,000     (GBP)0     (GBP)250,000,000     Aaa/AAA/AAA      5.39%     0.16%    1.000000     May 10

B1      US38741YAJ82      $90,000,000         $0         $90,000,000         Aa3/AA/AA       5.52%     0.14%    1.000000     May 07

B2      XS0220173909   (euro)62,000,000     (euro)0    (euro)62,000,000      Aa3/AA/AA       3.80%     0.20%    1.000000     May 10

B3      XS0220175862   (GBP)35,100,000      (GBP)0     (GBP)35,100,000       Aa3/AA/AA       5.43%     0.20%    1.000000     May 10

M1      US38741YAK55     $95,000,000          $0        $95,000,000           A2/A/A         5.62%     0.24%    1.000000     May 07

M2      XS0220172927   (euro)70,000,000     (euro)0   (euro)70,000,000        A2/A/A         3.90%     0.30%    1.000000     May 10

M3      XS0220174972   (GBP)28,100,000      (GBP)0     (GBP)28,100,000        A2/A/A        5.5450%    0.32%    1.000000     May 10

C1      US38741YAL39     $90,000,000          $0        $90,000,000       Baa2/BBB/BBB       5.88%     0.50%    1.000000     May 08

C2      XS0220173651   (euro)131,700,000    (euro)0  (euro)131,700,000    Baa2/BBB/BBB       4.15%     0.55%    1.000000     May 10
------------------------------------------------------------------------------------------------------------------------------------

Notes            Granite Master Issuer plc - Series 2005-3

------------------------------------------------------------------------------------------------------------------------------------
              ISIN          Brought        Repaid      Outstanding         Rating       Reference  Margin  Pool factor  Expected
                            forward                                   Moodys/S&P/Fitch    Rate                          Maturity
A1        US38741YAM12  $1,000,000,000       $0      $1,000,000,000      Aaa/AAA/AAA      5.28%    -0.04%   1.000000     Aug 10

------------------------------------------------------------------------------------------------------------------------------------


Notes            Granite Master Issuer plc - Series 2005-4

------------------------------------------------------------------------------------------------------------------------------------
            ISIN            Brought         Repaid      Outstanding          Rating       Reference  Margin  Pool factor  Expected
                            forward                                     Moodys/S&P/Fitch    Rate                          Maturity
A1      US38741YAN94     $296,511,890          $0       $296,511,890       Aaa/AAA/AAA      5.35%    0.03%    0.223563     May 07

A2      XS0229614036  (euro)125,083,618     (euro)0   (euro)125,083,618    Aaa/AAA/AAA      3.638%   0.04%    0.223563     May 07

A3      US38741YAP43      $996,600,000         $0       $996,600,000       Aaa/AAA/AAA      5.45%    0.07%    1.000000     Aug 08

A5      XS0229614200   (euro)1,357,300,000  (euro)0  (euro)1,357,300,000   Aaa/AAA/AAA      3.70%    0.10%    1.000000     Aug 10

A6      XS0229614465    (GBP)815,400,000    (GBP)0    (GBP)815,400,000     Aaa/AAA/AAA      5.35%    0.12%    1.000000     Aug 12

B1      US38741YAR09       $72,500,000        $0        $72,500,000         Aa3/AA/AA       5.50%    0.12%    1.000000     Aug 07

B2      US38741YAS81       $38,500,000        $0        $38,500,000         Aa3/AA/AA       5.56%    0.18%    1.000000     Nov 08

B3      XS0229614549     (GBP)19,000,000    (GBP)0    (GBP)19,000,000       Aa3/AA/AA       5.41%    0.18%    1.000000     Aug 10

B4      XS0229614895    (euro)56,900,000    (euro)0  (euro)56,900,000       Aa3/AA/AA       3.78%    0.18%    1.000000     Aug 10

M1      US38741YAT64       $64,700,000        $0        $64,700,000           A2/A/A        5.60%    0.22%    1.000000     Aug 07

M2      US38741YAU38       $36,300,000        $0        $36,300,000           A2/A/A        5.66%    0.28%    1.000000     Nov 08

M3      XS0229614978     (GBP)30,000,000    (GBP)0    (GBP)30,000,000         A2/A/A        5.51%    0.28%    1.000000     Aug 10

M4      XS0229615272    (euro)51,000,000    (euro)0   (euro)51,000,000        A2/A/A        3.88%    0.28%    1.000000     Aug 10

C1      US38741YAV11       $80,400,000        $0        $80,400,000        Baa2/BBB/BBB     5.81%    0.43%    1.000000     Aug 07

C2      US38741YAW93       $44,600,000        $0        $44,600,000        Baa2/BBB/BBB     5.93%    0.55%    1.000000     Nov 08

C3      XS0229615439     (GBP)10,000,000    (GBP)0    (GBP)10,000,000      Baa2/BBB/BBB     5.78%    0.55%    1.000000     Aug 10

C4      XS0229615603    (euro)76,100,000    (euro)0  (euro)76,100,000      Baa2/BBB/BBB     4.15%    0.55%    1.000000     Aug 10
------------------------------------------------------------------------------------------------------------------------------------


Notes            Granite Master Issuer plc - Series 2006-1

----------------------------------------------------------------------------------------------------------------
        ISIN           ISIN           Brought         Repaid     Outstanding             Rating       Reference
       Reg S           144A           forward                                       Moodys/S&P/Fitch    Rate
A1  USG4144BE89    US38741YBG35     $776,100,000        $0       $776,100,000         Aaa/AAA/AAA       5.29%

A2  XS0240602176   XS0240670413   (euro)417,710,575   (euro)0  (euro)417,710,575      Aaa/AAA/AAA       3.64%

A3  XS0240602507   XS0240670504    (GBP)95,860,144    (GBP)0    (GBP)95,860,144       Aaa/AAA/AAA       5.27%

A4  USG41441BF54   US38741YBH18      $539,213,309        $0       $539,213,309        Aaa/AAA/AAA       5.36%

A5  USG41441BG38   US38741YBJ73     $1,552,200,000       $0      $1,552,200,000       Aaa/AAA/AAA       5.45%

A6  XS0240602929   XS0240670686  (euro)1,900,000,000  (euro)0  (euro)1,900,000,000    Aaa/AAA/AAA       3.70%

A7  XS0240603067   XS0240670843   (GBP)400,000,000    (GBP)0    (GBP)400,000,000      Aaa/AAA/AAA       5.35%

A8  XS024063653    XS0240671148   (GBP)950,000,000    (GBP)0    (GBP)950,000,000      Aaa/AAA/AAA       5.35%

B1  USG41441BH11   US38741YBK47       $91,200,000       $0         $91,200,000         Aa3/AA/AA        5.51%

B2  USG41441BJ76   US38741YBL20       $84,100,000       $0         $84,100,000         Aa3/AA/AA        5.55%

B3  XS0240606169   XS0240671494    (GBP)25,000,000    (GBP)0     (GBP)25,000,000       Aa3/AA/AA        5.41%

B4  XS0240606755   XS0240671650   (euro)94,500,000    (euro)0   (euro)94,500,000       Aa3/AA/AA        3.78%

M1  USG41441BK40   US38741YBM03       $81,400,000       $0         $81,400,000          A2/A/A          5.61%

M2  USG41441BL23   US38741YBN85       $79,200,000       $0         $79,200,000          A2/A/A          5.67%

M3  XS0240607480   XS0240671734    (GBP)33,500,000    (GBP)0     (GBP)33,500,000        A2/A/A          5.53%

M4  XS0240607720   XS0240671817   (euro)97,700,000    (euro)0   (euro)97,700,000        A2/A/A          3.90%

C2  USG41441BM06   US38741YBP34      $132,400,000       $0        $132,400,000      Baa2/BBB/BBB        5.98%

C3  XS0240608371   XS0240671908    (GBP)44,200,000    (GBP)0    (GBP)44,200,000     Baa2/BBB/BBB        5.83%

C4  XS0240608702   XS0240672039   (euro)129,000,000   (euro)0  (euro)129,000,000    Baa2/BBB/BBB        4.20%
----------------------------------------------------------------------------------------------------------------


----------------------------------
    Margin  Pool factor  Expected
                         Maturity
A1  -0.03%   1.000000     Nov 09

A2   0.04%   0.479301     Nov 07

A3   0.04%   0.479301     Nov 07

A4   0.04%   0.479301     Nov 07

A5   0.07%   1.000000     Nov 09

A6   0.10%   1.000000     Feb 11

A7   0.12%   1.000000     Feb 13

A8   0.12%   1.000000     Feb 13

B1   0.13%   1.000000     Nov 07

B2   0.17%   1.000000     Aug 10

B3   0.18%   1.000000     Feb 11

B4   0.18%   1.000000     Feb 11

M1   0.23%   1.000000     Nov 07

M2   0.29%   1.000000     May 10

M3   0.30%   1.000000     Feb 11

M4   0.30%   1.000000     Feb 11

C2   0.60%   1.000000     May 10

C3   0.60%   1.000000     Feb 11

C4   0.60%   1.000000     Feb 11
----------------------------------

Notes            Granite Master Issuer plc - Series 2006-2

---------------------------------------------------------------------------------------------------------------
              ISIN          Brought             Repaid          Outstanding             Rating       Reference
                            forward                                                Moodys/S&P/Fitch    Rate
A1        US38741YBQ17    $584,358,019       $128,230,408        $456,127,611        Aaa/AAA/AAA       5.33%

A2        XS0252419832  (euro)216,428,896  (euro)47,492,744   (euro)168,936,152      Aaa/AAA/AAA       3.784%

A3        XS0252425995   (GBP)50,500,076    (GBP)11,081,641    (GBP)39,418,435       Aaa/AAA/AAA       5.64%

A4        US38741YBR99   $1,275,000,000            $0           $1,275,000,000       Aaa/AAA/AAA       5.40%

A5        XS0252421499 (euro)1,360,000,000      (euro)0      (euro)1,360,000,000     Aaa/AAA/AAA       3.85%

A6        XS0252427009  (GBP)500,000,000        (GBP)0         (GBP)500,000,000      Aaa/AAA/AAA       5.72%

B1        US38741YBS72     $29,000,000             $0            $29,000,000          Aa3/AA/AA        5.44%

B2        US38741YBT55     $36,000,000             $0            $36,000,000          Aa3/AA/AA        5.50%

B3        XS0252428072  (euro)37,500,000        (euro)0       (euro)37,500,000        Aa3/AA/AA        3.89%

M1        US38741YBU29     $25,000,000             $0            $25,000,000            A2/A/A         5.54%

M2        US38741YBV02     $25,000,000             $0            $25,000,000            A2/A/A         5.59%

M3        XS0252429047  (euro)35,000,000        (euro)0       (euro)35,000,000          A2/A/A         3.98%

M4        XS0252423198   (GBP)10,000,000        (GBP)0        (GBP)10,000,000           A2/A/A         5.84%

C2        US38741YBW84     $75,000,000             $0           $75,000,000         Baa2/BBB/BBB       5.83%

C3        XS0252430136  (euro)55,000,000        (euro)0       (euro)55,000,000      Baa2/BBB/BBB       4.22%

C4        XS0252423941   (GBP)12,000,000        (GBP)0        (GBP)12,000,000       Baa2/BBB/BBB       6.08%
---------------------------------------------------------------------------------------------------------------


---------------------------------------
         Margin  Pool factor  Expected
                              Maturity
A1       0.01%     0.563121    Jan 08

A2       0.03%     0.563121    Jan 08

A3       0.03%     0.563121    Jan 08

A4       0.04%     1.000000    Jul 10

A5       0.10%     1.000000    Oct 11

A6       0.11%     1.000000    Jul 13

B1       0.08%     1.000000    Apr 08

B2       0.14%     1.000000    Jul 11

B3       0.14%     1.000000    Jul 11

M1       0.18%     1.000000    Apr 08

M2       0.23%     1.000000    Jul 11

M3       0.23%     1.000000    Jul 11

M4       0.23%     1.000000    Jul 11

C2       0.47%     1.000000    Jul 11

C3       0.47%     1.000000    Jul 11

C4       0.47%     1.000000    Jul 11
--------------------------------------

Notes            Granite Master Issuer plc - Series 2006-3

------------------------------------------------------------------------------------------------------------------
              ISIN             Brought             Repaid            Outstanding         Rating        Reference
                               forward                                               Moodys/S&P/Fitch     Rate
A1        US38741YBX67    $1,000,000,000        $232,070,000         $767,930,000     Aaa/AAA/AAA        5.34%

A2        XS0267966959  (euro) 830,000,000    (euro)192,618,100   (euro)637,381,900   Aaa/AAA/AAA        3.794%

A3        US38741YBZ16     $1,800,000,000             $0            $1,800,000,000    Aaa/AAA/AAA        5.40%

A4        US38741YCA55     $1,000,000,000             $0            $1,000,000,000    Aaa/AAA/AAA        5.30%

A5        XS0267967924  (euro) 1,250,000,000        (euro)0      (euro)1,250,000,000  Aaa/AAA/AAA        3.86%

A6        XS0267968658    (GBP)700,000,000          (GBP)0        (GBP)700,000,000    Aaa/AAA/AAA        5.72%

A7        US38741YCD94     $1,750,000,000             $0           $1,750,000,000     Aaa/AAA/AAA        5.46%

B1        US38741YCE77       $70,000,000              $0             $70,000,000       Aa3/AA/AA         5.45%

B2        US38741YCF43      $182,000,000              $0            $182,000,000       Aa3/AA/AA         5.53%

B3        XS0268037131   (euro) 30,000,000         (euro)0       (euro)30,000,000      Aa3/AA/AA         3.91%

M1        US38741YCJ64      $90,000,000               $0             $90,000,000         A2/A/A          5.54%

M2        US38741YCK38     $100,000,000               $0           $100,000,000          A2/A/A          5.64%

M3        XS0268038451  (euro) 47,000,000          (euro)0       (euro)47,000,000        A2/A/A          4.02%

M4        XS0268038964   (GBP)10,000,000           (GBP)0        (GBP)10,000,000         A2/A/A          5.88%

C2        US38741YCP25     $60,000,000                $0            $60,000,000      Baa2/BBB/BBB        5.86%

C3        XS0268039699 (euro) 137,000,000         (euro)0       (euro)137,000,000    Baa2/BBB/BBB        4.25%
------------------------------------------------------------------------------------------------------------------


----------------------------------------
          Margin  Pool factor  Expected
                               Maturity
A1         0.02%   0.767930     Apr 08

A2         0.04%   0.767930     Jul 08

A3         0.04%   1.000000     Apr 10

A4        -0.02%   1.000000     Oct 12

A5         0.11%   1.000000     Oct 12

A6         0.11%   1.000000     Oct 12

A7         0.10%   1.000000     Oct 12

B1         0.09%   1.000000     Oct 08

B2         0.17%   1.000000     Oct 12

B3         0.16%   1.000000     Oct 12

M1         0.18%   1.000000     Oct 08

M2         0.28%   1.000000     Oct 12

M3         0.27%   1.000000     Oct 12

M4         0.27%   1.000000     Oct 12

C2         0.50%   1.000000     Oct 12

C3         0.50%   1.000000     Oct 12
----------------------------------------

Notes            Granite Master Issuer plc - Series 2006-4

-----------------------------------------------------------------------------------------------------------------
              ISIN             Brought             Repaid            Outstanding         Rating        Reference
                               forward                                               Moodys/S&P/Fitch     Rate
A1        US38741YCS63      $650,000,000              $0             $650,000,000      Aaa/AAA/AAA        5.35%

A2        XS0275943958   (euro) 200,000,000        (euro)0        (euro) 200,000,000   Aaa/AAA/AAA       3.691%

A3        XS0275944097    (GBP)350,000,000         (GBP)0          (GBP)350,000,000    Aaa/AAA/AAA        5.30%

A4        US38741YDB20      $704,300,000              $0             $704,300,000      Aaa/AAA/AAA        5.42%

A5        CA38741YDD81     CAD 350,000,000           CAD 0          CAD 350,000,000    Aaa/AAA/AAA        4.41%

A6        US38741YDC03     $1,130,000,000             $0            $1,130,000,000     Aaa/AAA/AAA        5.46%

A7        XS0275944766  (euro) 1,135,000,000        (euro)0      (euro) 1,135,000,000  Aaa/AAA/AAA        3.76%

A8        XS0276823167    (GBP)300,000,000          (GBP)0         (GBP)300,000,000    Aaa/AAA/AAA        5.37%

B1        US38741YCV92       $60,600,000              $0              $60,600,000       Aa3/AA/AA         5.46%

B3        XS0275945730    (euro) 62,500,000         (euro)0        (euro) 62,500,000    Aa3/AA/AA         3.84%

M1        US38741YCX58       $47,800,000              $0              $47,800,000        A2/A/A           5.54%

M2        US38741YCY32       $10,000,000              $0              $10,000,000        A2/A/A           5.66%

M3        XS0275946621    (euro) 84,400,000         (euro)0        (euro) 84,400,000     A2/A/A           3.94%

C1        US38741YCZ07       $32,600,000              $0              $32,600,000     Baa2/BBB/BBB        5.75%

C2        US38741YDA47       $15,000,000              $0              $15,000,000     Baa2/BBB/BBB        5.85%

C3        XS0275947512    (euro) 62,800,000        (euro)0         (euro) 62,800,000  Baa2/BBB/BBB        4.13%
-----------------------------------------------------------------------------------------------------------------


----------------------------------------
          Margin  Pool factor  Expected
                               Maturity
A1          0.03%   1.000000    Dec-30

A2          0.04%   1.000000    Dec-30

A3          0.04%   1.000000    Dec-30

A4          0.05%   1.000000    Dec-54

A5          0.07%   1.000000    Dec-54

A6          0.09%   1.000000    Dec-54

A7          0.11%   1.000000    Dec-54

A8          0.11%   1.000000    Dec-54

B1          0.09%   1.000000    Dec-54

B3          0.19%   1.000000    Dec-54

M1          0.17%   1.000000    Dec-54

M2          0.29%   1.000000    Dec-54

M3          0.29%   1.000000    Dec-54

C1          0.38%   1.000000    Dec-54

C2          0.48%   1.000000    Dec-54

C3          0.48%   1.000000    Dec-54
----------------------------------------


Notes            Granite Master Issuer plc - Series 2007-1

-------------------------------------------------------------------------------------------------------------------
              ISIN             Brought             Repaid            Outstanding           Rating        Reference
                               forward                                                 Moodys/S&P/Fitch     Rate
Class 1A1  US38741YDE68          $0             $1,350,000,000     $1,350,000,000        Aaa/AAA/AAA       5.35%

Class 1A3  XS0284070504        (GBP)0          (GBP)450,000,000   (GBP)450,000,000       Aaa/AAA/AAA       5.52%

Class 2A1  US38741YDF34          $0             $1,450,000,000      $1,450,000,000       Aaa/AAA/AAA       5.41%

Class 3A1  US38741YDG17          $0             $1,500,000,000      $1,500,000,000       Aaa/AAA/AAA       5.44%

Class 3A2  XS0284071908        (euro)0       (euro) 1,650,000,000  (euro) 1,650,000,000  Aaa/AAA/AAA       3.76%

Class 4A1  US38741YDH99          $0             $1,000,000,000      $1,000,000,000       Aaa/AAA/AAA       5.45%

Class 5A1  XS0284076295        (GBP)0          (GBP)650,000,000    (GBP)650,000,000      Aaa/AAA/AAA       5.60%

Class 6A1  XS0284077186        (GBP)0          (GBP)500,000,000    (GBP)500,000,000      Aaa/AAA/AAA       5.60%

Class 1B1  US38741YDJ55          $0               $84,000,000         $84,000,000         Aa3/AA/AA        5.41%

Class 2B1  US38741YDK29          $0               $80,000,000         $80,000,000         Aa3/AA/AA        5.46%

Class 3B1  XS0284072468        (euro)0        (euro) 167,000,000  (euro) 167,000,000      Aa3/AA/AA        3.83%

Class 3B2  XS0284073193        (GBP)0           (GBP)25,000,000     (GBP)25,000,000       Aa3/AA/AA        5.66%

Class 1M1  US38741YDL02          $0               $84,000,000         $84,000,000           A2/A/A         5.49%

Class 2M1  US38741YDM84          $0               $80,000,000         $80,000,000           A2/A/A         5.59%

Class 3M1  XS0284073607        (euro)0        (euro) 131,000,000   (euro) 131,000,000       A2/A/A         3.93%

Class 3M2  XS0284074167        (GBP)0           (GBP)40,000,000     (GBP)40,000,000         A2/A/A         5.76%

Class 1C1  US38741YDN67          $0               $94,600,000         $94,600,000        Baa2/BBB/BBB      5.64%

Class 2C1  US38741YDP16          $0               $30,000,000         $30,000,000        Baa2/BBB/BBB      5.77%

Class 2C2  XS0284071221        (euro)0         (euro) 30,000,000   (euro) 30,000,000     Baa2/BBB/BBB      4.11%

Class 3C1  XS0284081618        (euro)0        (euro) 265,000,000  (euro) 265,000,000     Baa2/BBB/BBB      4.16%

Class 3C2  XS0284075560        (GBP)0           (GBP)36,000,000    (GBP)36,000,000       Baa2/BBB/BBB      5.99%

-------------------------------------------------------------------------------------------------------------------


-------------------------------------------
           Margin  Pool factor   Expected
                                Maturity
Class 1A1 0.03000%   1.000000   Dec 30

Class 1A3 0.03000%   1.000000   Dec 30

Class 2A1 0.07000%   1.000000   Dec 54

Class 3A1 0.10000%   1.000000   Dec 54

Class 3A2 0.10000%   1.000000   Dec 54

Class 4A1 0.11000%   1.000000   Dec 54

Class 5A1 0.11000%   1.000000   Dec 54

Class 6A1 0.00000%   1.000000   Dec 54

Class 1B1 0.07000%   1.000000   Dec 54

Class 2B1 0.12000%   1.000000   Dec 54

Class 3B1 0.17000%   1.000000   Dec 54

Class 3B2 0.17000%   1.000000   Dec 54

Class 1M1 0.15000%   1.000000   Dec 54

Class 2M1 0.25000%   1.000000   Dec 54

Class 3M1 0.27000%   1.000000   Dec 54

Class 3M2 0.27000%   1.000000   Dec 54

Class 1C1 0.30000%   1.000000   Dec 54

Class 2C1 0.43000%   1.000000   Dec 54

Class 2C2 0.45000%   1.000000   Dec 54

Class 3C1 0.50000%   1.000000   Dec 54

Class 3C2 0.50000%   1.000000   Dec 54

-------------------------------------------

Credit Enhancement for Granite Master Issuer plc

--------------------------------------------------------------------------------------
                                                                          % of Notes
                                                                          Outstanding
Class A Notes ((GBP) Equivalent)                    (GBP)29,008,677,681    89.75%

Class B Notes ((GBP) Equivalent)                    (GBP)1,052,660,597      3.26%

Class M Notes ((GBP) Equivalent)                    (GBP)1,050,518,194      3.25%

Class C Notes ((GBP) Equivalent)                    (GBP)1,209,791,600      3.74%

--------------------------------------------------------------------------------------

Subordination Levels

--------------------------------------------------------------------------------------
                                                         Current          Required

Class A Notes                                             11.97%           11.60%

Class B Notes                                              8.71%            8.30%

Class M Notes                                              5.46%            5.11%

Class C Notes                                              1.72%            1.85%

--------------------------------------------------------------------------------------

Required subordination levels are taken from the Offering Circular Supplement dated January 20, 2006. There is an additional Rating Agency allowance of 0.20% to current levels in recognition of excess spread.

---------------------------------------------------------------------------------------------------------
Programme Reserve Required Percent                                                              1.65%

Programme Reserve Required Amount                                        (GBP)533,310,000       1.72%

Balance Brought Forward                                                  (GBP)439,610,000       1.42%

Drawings this Period                                                             0              0.00%

 *Additions this period                                                  (GBP)93,700,000        0.30%

Current Balance of Funding 2 & Granite Master Issuer Reserve Fund        (GBP)533,310,000       1.72%

Excess Spread this Period                                                (GBP)18,293,693        0.06%

---------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Currency swap triggers

                                                                   S&P             Moody's          Fitch
Dollar and Euro currency swap agreements:
Initial downgrade trigger                       Short term         A1+               P-1              F1
                                                               ----------         ---------      ------------
                                                Long term          N/A               A1               A1
                                                               ----------         ---------      ------------

Subsequent downgrade trigger                    Short term         N/A               P-2              F2
                                                               ----------         ---------      ------------
                                                Long term          BBB-               A3             BBB+
                                                               ----------         ---------      ------------

Second subsequent downgrade                     Short term         N/A               N/A              F3
                                                               ----------         ---------      ------------
                                                Long term          N/A               N/A             BBB-
                                                               ----------         ---------      ------------
Dollar and Euro currency swap providers:

ABN Amro Bank NV                                Short term         A-1+              P-1              F1
                                                               ----------         ---------      ------------
                                                Long term          AA-               Aa3              AA-
                                                               ----------         ---------      ------------

Barclays Bank PLC                               Short term        A-1+               P-1              F1
                                                               ----------         ---------      ------------
                                                Long term         AA+                Aa1              AA-
                                                               ----------         ---------      ------------

HSBC                                            Short term        A-1+               P-1              F1
                                                               ----------         ---------      ------------
                                                Long term         AA-                Aa2              AA
                                                               ----------         ---------      ------------

                                                               ----------         ---------      ------------
Citigroup Global markets Limited                Short term        A-1+               P-1              F1
                                                               ----------         ---------      ------------
                                                Long term         AA-                Aa1              AA+
                                                               ----------         ---------      ------------

Swiss Re                                        Short term        A-1+               P-1             A-1+
                                                               ----------         ---------      ------------
                                                Long term         AA                 Aa2              AA
                                                               ----------         ---------      ------------

UBS AG                                          Short term       A-1+                P-1              N/A
                                                               ----------         ---------      ------------
                                                Long term        AA+                 Aa2              N/A
                                                               ----------         ---------      ------------

Banque AIG                                      Short term       N/A                 N/A              N/A
                                                               ----------         ---------      ------------
                                                Long term        N/A                 N/A              N/A
                                                               ----------         ---------      ------------
-----------------------------------------------------------------------------------------------------------------